                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alleghany Corporation
Address: 7 Times Square Tower, 17th Floor
         New York, NY 10036

Form 13F File Number: 28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter R. Sismondo
Title:   Vice President
Phone:   212-752-1356

Signature, Place, and Date of Signing:

      /s/ Peter R. Sismondo             New York, NY            November 6, 2007
--------------------------------------------------------------------------------
            [Signature]                 [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:               3
Form 13F Information Table Entry Total:         70
Form 13F Information Table Value Total: $1,191,800
                                        (thousands)

List of Other Included Managers:
      No.        Form 13F File Number        Name

      2                                      RSUI Indemnity Company
      3                                      Capitol Indemnity Corporation
      4                                      Alleghany Insurance Holdings LLC

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 09/30/07

             COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4  COLUMN 5               COLUMN 6       COLUMN 7  COLUMN 8
                                                                                             INVESTMENT                VOTING
                                                             MARKET                          DISCRETION               AUTHORITY
                                                             VALUE    SHRS OR      SH/  PUT/ SOLE SHRD OTHER          SOLE SHRD NONE
          NAME OF ISSUER          TITLE OF CLASS CUSIP      (X 1000)  PRIN AMT     PRN  CALL (A)  (B)  (C)  MANAGER   (A)  (B)  (C)
PLATINUM UNDERWRITER HLDGS L      COM            G7127P100     14,384    400,000   SH                    X      4      X
UBS AG                            SHS NEW        H98231338     12,780    240,000   SH              X            2      X
UBS AG                            SHS NEW        H98231338      8,520    160,000   SH              X            3      X
AT&T INC                          COM            00206R102      1,692     40,000   SH                    X      4      X
AGILENT TECHNOLOGIES INC          COM            00846U101      1,106     30,000   SH                    X      4      X
ALEXANDER & BALDWIN INC           COM            014482103      1,003     20,000   SH                    X      4      X
AMERICAN EXPRESS CO               COM            025816109      1,633     27,500   SH                    X      4      X
AMERICAN INTL GROUP INC           COM            026874107      1,353     20,000   SH                    X      4      X
ANADARKO PETE CORP                COM            032511107     20,156    375,000   SH              X            2      X
ANADARKO PETE CORP                COM            032511107     12,998    250,000   SH              X            3      X
APACHE CORP                       COM            037411105     43,904    487,500   SH              X            2      X
APACHE CORP                       COM            037411105     14,635    162,500   SH              X            3      X
APPLERA CORP                      COM AP BIO GRP 038080103      1,732     50,000   SH                    X      4      X
APPLIED MATLS INC                 COM            038222105      1,035     50,000   SH                    X      4      X
AUTODESK INC                      COM            052769106      1,499     30,000   SH                    X      4      X
AUTOMATIC DATA PROCESSING IN      COM            053015103        919     20,000   SH                    X      4      X
BELO CORP                         COM SER A      080555105        868     50,000   SH                    X      4      X
BERKSHIRE HATHAWAY INC DEL        CL B           084670207      1,581        400   SH                    X      4      X
BOEING CO                         COM            097023105      1,575     15,000   SH                    X      4      X
BURLINGTON NORTHN SANTA FE C      COM            12189T104    405,850  5,000,000   SH        X                  1      X
CATERPILLAR INC DEL               COM            149123101      1,961     25,000   SH                    X      4      X
CHEVRON CORP NEW                  COM            166764100      1,872     20,000   SH              X            1      X
CHEVRON CORP NEW                  COM            166764100     38,836    415,000   SH              X            2      X
CHEVRON CORP NEW                  COM            166764100     14,505    155,000   SH              X            3      X
CHEVRON CORP NEW                  COM            166764100     10,294    110,000   SH                    X      4      X
CHUBB CORP                        COM            171232101      1,609     30,000   SH                    X      4      X
CIMAREX ENERGY CO                 COM            171798101     10,058    270,000   SH              X            2      X
CIMAREX ENERGY CO                 COM            171798101      2,235     60,000   SH              X            3      X
COCA COLA CO                      COM            191216100      1,437     25,000   SH                    X      4      X
COMMERCE BANCORP INC NJ           COM            200519106      9,191    237,000   SH              X            2      X
COMMERCE BANCORP INC NJ           COM            200519106        504     13,000   SH              X            3      X
CONOCOPHILLIPS                    COM            20825C104      1,755     20,000   SH              X            1      X
CONOCOPHILLIPS                    COM            20825C104     28,086    320,000   SH              X            2      X
CONOCOPHILLIPS                    COM            20825C104     15,799    180,000   SH              X            3      X
CONOCOPHILLIPS                    COM            20825C104     44,763    510,000   SH                    X      4      X
COSTCO WHSL CORP NEW              COM            22160K105      1,841     30,000   SH                    X      4      X
DARWIN PROFESSIONAL UNDERWRI      COM            237502109    202,416  9,371,096   SH                    X      4      X
DEERE & CO                        COM            244199105      2,226     15,000   SH                    X      4      X
DEVON ENERGY CORP NEW             COM            25179M103     46,800    562,500   SH              X            2      X
DEVON ENERGY CORP NEW             COM            25179M103     15,600    187,500   SH              X            3      X

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 09/30/07

             COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4  COLUMN 5               COLUMN 6       COLUMN 7  COLUMN 8
                                                                                             INVESTMENT                VOTING
                                                             MARKET                          DISCRETION               AUTHORITY
                                                             VALUE    SHRS OR      SH/  PUT/ SOLE SHRD OTHER          SOLE SHRD NONE
          NAME OF ISSUER          TITLE OF CLASS CUSIP      (X 1000)  PRIN AMT     PRN  CALL (A) (B)   (C)  MANAGER   (A)  (B)  (C)
DISNEY WALT CO                    COM DISNEY     254687106      1,548     45,000   SH                    X      4      X
DOW CHEM CO                       COM            260543103        861     20,000   SH                    X      4      X
DU PONT EI DE NEMOURS & CO        COM            263534109      1,487     30,000   SH                    X      4      X
EXXON MOBIL CORP                  COM            30231G102      2,777     30,000   SH                    X      4      X
FEDEX CORP                        COM            31428X106      1,571     15,000   SH                    X      4      X
FIFTH THIRD BANCOP                COM            316773100        678     20,000   SH                    X      4      X
GENERAL ELECTRIC CO               COM            369604103      8,073    195,000   SH             X             2      X
GENERAL ELECTRIC CO               COM            369604103      5,382    130,000   SH             X             3      X
GENERAL ELECTRIC CO               COM            369604103      1,863     45,000   SH                    X      4      X
HSBC HLDGS PLC                    SPON ADR NEW   404280406     18,520    200,000   SH             X             2      X
HSBC HLDGS PLC                    SPON ADR NEW   404280406      9,260    100,000   SH             X             3      X
HOME DEPOT INC                    COM            437076102        649     20,000   SH                    X      4      X
INTEL CORP                        COM            458140100      1,810     70,000   SH                    X      4      X
INTERNATIONAL BUSINESS MACHS      COM            459200101      1,414     12,000   SH                    X      4      X
INTUIT                            COM            461202103        606     20,000   SH                    X      4      X
JOHNSON AND JOHNSON               COM            478160104      1,314     20,000   SH                    X      4      X
KELLOGG                           COM            487836108      1,120     20,000   SH                    X      4      X
KRAFT FOODS INC                   CL A           50075N104     11,043    320,000   SH             X             2      X
KRAFT FOODS INC                   CL A           50075N104      3,251     94,200   SH             X             3      X
LAUDER ESTEE COS INC              CL A           518439104      1,062     25,000   SH                    X      4      X
LIBERTY MEDIA HLDG CORP           CAP COM SER A  53071M302        687      5,500   SH                    X      4      X
LILLY ELI & CO                    COM            532457108      1,708     30,000   SH                    X      4      X
LINCOLN NATIONAL CORP IND         COM            534187109      1,185     17,963   SH                    X      4      X
MANPOWER INC                      COM            56418H100        965     15,000   SH                    X      4      X
MCCLATCHY CO                      COM            579489105        599     30,000   SH                    X      4      X
MEDTRONIC INC                     COM            585055106      1,692     30,000   SH                    X      4      X
MICROSOFT CORP                    COM            594918104      2,062     70,000   SH                    X      4      X
MILLIPORE CORP                    COM            601073109      1,516     20,000   SH                    X      4      X
NEWS CORP                         CL A           65248E104      1,539     70,000   SH                    X      4      X
NOBLE ENERGY INC                  COM            655044105      2,101     30,000   SH                    X      4      X
NORDSTROM INC                     COM            655664100      1,407     30,000   SH                    X      4      X
NOVARTIS AG                       SPONSORED ADR  66987V109      1,374     25,000   SH                    X      4      X
PFIZER INC                        COM            717081103      8,673    355,000   SH             X             2      X
PFIZER INC                        COM            717081103      5,375    220,000   SH             X             3      X
PROCTER & GAMBLE CO               COM            742718109     15,139    215,227   SH             X             2      X
PROCTER & GAMBLE CO               COM            742718109     10,129    144,000   SH             X             3      X
PROCTER & GAMBLE CO               COM            742718109      2,110     30,000   SH                    X      4      X
SCHLUMBERGER LTD                  COM            806857108      2,625     25,000   SH                    X      4      X
SIGMA ALDRICH CORP                COM            826552101      1,462     30,000   SH                    X      4      X
SONY CORP                         ADR NEW        835699307      1,202     25,000   SH                    X      4      X
STATE STR CORP                    COM            857477103      1,022     15,000   SH                    X      4      X

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 09/30/07

             COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4  COLUMN 5               COLUMN 6       COLUMN 7  COLUMN 8
                                                                                             INVESTMENT                VOTING
                                                             MARKET                          DISCRETION               AUTHORITY
                                                             VALUE    SHRS OR      SH/  PUT/ SOLE SHRD OTHER          SOLE SHRD NONE
          NAME OF ISSUER          TITLE OF CLASS CUSIP      (X 1000)  PRIN AMT     PRN  CALL (A) (B)   (C)  MANAGER   (A)  (B)  (C)
SYSCO CORP                        COM            871829107      1,068     30,000   SH                    X      4      X
TEXAS INSTRS INC                  COM            882508104        732     20,000   SH                    X      4      X
3M CO                             COM            88579Y101      2,059     22,000   SH                    X      4      X
VALERO ENERGY CORP NEW            COM            91913Y100     14,108    210,000   SH             X             2      X
VALERO ENERGY CORP NEW            COM            91913Y100      9,405    140,000   SH             X             3      X
WACHOVIA CORP 2ND NEW             COM            929903102     18,806    375,000   SH             X             2      X
WACHOVIA CORP 2ND NEW             COM            929903102      1,755     35,000   SH                    X      4      X
WAL MART STORES INC               COM            931142103      1,746     40,000   SH                    X      4      X
WASHINGTON POST CO                CL B           939640108        803      1,000   SH                    X      4      X
WEYERHAUSER CO                    COM            962166104      1,446     20,000   SH                    X      4      X


GRAND TOTAL                                                 1,191,800 23,740,886